Deposits (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Deposits
As at
	April 30, 2019						January 31 2019	October 31 2018
	Payable on demand(1)		Payable after notice(2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date(3)	Total	Total	Total
Personal	$6,924	$8,290	$124,220		$85,499	$224,933	$221,921	$214,545
Business and government	92,632	24,929	37,574		288,572	443,707	434,749	422,002
Financial institutions	6,327	1,103	1,515		34,697	43,642	34,209	39,987
	$105,883	$34,322	$163,309	(4)	$408,768	$712,282	$690,879	$676,534
Recorded in:
Canada	$78,553	$17,328	$126,994		$258,302	$481,177	$471,509	$472,798
United States	14,739	158	6,045		52,766	73,708	70,549	59,938
United Kingdom	–	–	340		18,343	18,683	17,059	16,847
Mexico	11	4,760	6,697		13,019	24,487	23,446	21,151
Peru	4,987	96	4,547		8,325	17,955	16,004	15,213
Chile	3,357	3,249	151		18,033	24,790	25,097	24,180
Colombia	46	577	4,285		5,041	9,949	10,194	9,543
Other International	4,190	8,154	14,250		34,939	61,533	57,021	56,864
Total(5)	$105,883	$34,322	$163,309		$408,768	$712,282	$690,879	$676,534
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $133 (January 31, 2019 – $128; October 31, 2018 – $141) of non-interest-bearing deposits.
(5)

Deposits denominated in U.S. dollars amount to $237,027 (January 31, 2019 – $224,829; October 31, 2018 – $219,195), deposits denominated in Chilean pesos amount to $22,610 (January 31, 2019 – $23,141; October 31, 2018 – $22,731), deposits denominated in Mexican pesos amount to $20,863 (January 31, 2019 – $20,240; October 31, 2018 – $18,341) and deposits denominated in other foreign currencies amount to $84,606 (January 31, 2019 – $84,400; October 31, 2018 – $79,582).

Summary of Maturity Schedule for Term Deposits

The following table presents the maturity schedule for term deposits in Canada greater than $100,000(1).

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at April 30, 2019	$46,113	$22,925	$32,412	$99,940	$14,948	$216,338
As at January 31, 2019	$41,841	$24,422	$35,521	$96,448	$14,542	$212,774
As at October 31, 2018	$36,670	$23,913	$42,830	$99,734	$19,872	$223,019
(1)	The majority of foreign term deposits are in excess of $100,000.